PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS, Expected Benefit Payments (Details) - Pension and Post-retirement Benefit Plans [Member] € in Millions	Dec. 31, 2020 EUR (€)
Expected benefit payments [Abstract]
2021	€ 14.1
2022	9.4
2023	10.0
2024	10.9
2025	10.0
2026-2030	55.3
Total expected benefit payments	€ 109.7